UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21474

Oppenheimer Rochester Limited Term California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—97.7%
California—81.1%
$590,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	12/01/2016	A	$591,139

715,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	03/01/2017	A	727,169

975,000	Adelanto, CA Public Utility Authority	6.625	07/01/2031	07/01/2019	A	1,075,825

100,000	Adelanto, CA Public Utility Authority	5.875	07/01/2022	07/01/2019	A	109,369

600,000	Adelanto, CA Public Utility Authority	6.250	07/01/2026	07/01/2019	A	657,918

200,000	Adelanto, CA Public Utility Authority	6.000	07/01/2023	07/01/2019	A	219,110

12,725,000	Adelanto, CA Public Utility Authority	6.750	07/01/2039	07/01/2019	A	14,188,757

5,485,000	Adelanto, CA Public Utility Authority	5.000	07/01/2024	03/07/2019	A	5,662,385

1,750,000	Alameda, CA Corridor Transportation Authority	5.000	10/01/2029	10/01/2023	A	2,090,340

180,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2023	11/30/2016	A	180,677

25,000	Arcadia, CA Redevel. Agency Tax Allocation (Central Redevel.)	5.125	05/01/2019	11/30/2016	A	25,094

15,000	Aromas, CA Water District	5.600	09/01/2018	03/01/2017	A	15,149

15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	11/30/2016	A	15,032

25,000	Auburn, CA Union School District COP	5.750	09/01/2017	11/30/2016	A	25,106

120,000	Baldwin Park, CA Redevel. Agency	5.750	09/01/2030	11/30/2016	A	120,450

2,505,000	Baldwin Park, CA Unified School District	5.000	08/01/2028	08/01/2026	A	3,116,345

195,000	Beaumont, CA Financing Authority, Series A	5.250	09/01/2024	09/01/2021	A	223,761

25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	09/01/2017	A	25,116

120,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	11/30/2016	A	120,480

655,000	Beaumont, CA Financing Authority, Series A	5.000	09/01/2027	09/01/2023	A	751,337

220,000	Beaumont, CA Financing Authority, Series A	5.375	09/01/2025	09/01/2021	A	251,926

740,000	Beaumont, CA Financing Authority, Series B	5.000	09/01/2025	09/12/2024	B	893,816

855,000	Beaumont, CA Financing Authority, Series C	5.500	09/01/2029	03/01/2017	A	854,914

100,000	Beaumont, CA Financing Authority, Series C	4.750	09/01/2028	11/30/2016	A	102,159

25,000	Bell, CA Community Redevel. Agency Tax Allocation	5.625	10/01/2033	11/30/2016	A	25,058

1          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$105,000	Blythe, CA Financing Authority (City Hall & County Courthouse)	5.500%	09/01/2027	03/01/2017	A	$106,476

45,000	Brea & Olinda, CA Unified School District COP	5.500	08/01/2017	11/30/2016	A	45,186

100,000	Buena Park, CA Community Redevel. Agency	5.250	09/01/2025	09/01/2018	A	106,572

100,000	Buena Park, CA Community Redevel. Agency	5.625	09/01/2033	09/01/2018	A	107,568

50,000	CA ABAG Finance Authority for Nonprofit Corporation (Children’s Hospital & Research Center at Oakland)	5.250	12/01/2027	12/01/2017	A	52,492

250,000	CA ABAG Finance Authority for NonProfit Corporations (Episcopal Senior Communities)	5.000	07/01/2024	07/01/2022	A	288,250

5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.800	03/01/2023	11/30/2016	A	5,020

5,000	CA ABAG Finance Authority for NonProfit Corporations COP	5.600	11/01/2023	11/27/2016	A	5,020

205,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)	5.350	10/01/2029	11/30/2016	A	205,287

360,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500	01/01/2033	12/31/2016	A	359,975

260,000	CA Bay Area Governments Association	6.000	12/15/2024	12/15/2016	A	261,713

545,000	CA Communities Transportation Revenue COP	5.250	06/01/2025	06/01/2022	A	641,678

575,000	CA Communities Transportation Revenue COP	5.250	06/01/2026	06/01/2022	A	672,951

605,000	CA Communities Transportation Revenue COP	5.250	06/01/2027	06/01/2022	A	704,934

515,000	CA Communities Transportation Revenue COP	5.250	06/01/2024	06/01/2022	A	610,476

490,000	CA Communities Transportation Revenue COP	5.250	06/01/2023	06/01/2022	A	585,236

65,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.000	04/01/2021	04/01/2017	A	66,060

680,000	CA Community College Financing Authority (GCCCD / PCCD / STTJCCD Obligated Group)	5.625	04/01/2026	04/01/2017	A	692,301

40,000	CA County Tobacco Securitization Agency (Golden Gate Tobacco)	4.500	06/01/2021	06/01/2017	A	40,084

435,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	11/30/2016	A	436,749

390,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2035	11/30/2016	A	392,757

2          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$580,000	CA County Tobacco Securitization Agency (TASC)	5.000%	06/01/2026	11/30/2016	A	$580,284

505,000	CA County Tobacco Securitization Agency (TASC)	5.100 [1]	06/01/2028	06/01/2017	A	505,752

9,300,000	CA County Tobacco Securitization Agency (TASC)	4.945 [2]	06/01/2046	12/31/2043	B	1,080,567

6,095,000	CA County Tobacco Securitization Agency (TASC)	5.750	06/01/2029	11/30/2016	A	6,149,855

305,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2043	11/30/2016	A	307,745

180,000	CA County Tobacco Securitization Agency (TASC)	5.500	06/01/2033	11/30/2016	A	181,170

5,230,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2035	11/30/2016	A	5,232,406

245,000	CA County Tobacco Securitization Agency (TASC)	5.875	06/01/2027	11/30/2016	A	245,113

610,000	CA Dept. of Water Resources (Center Valley)	5.250	07/01/2022	11/30/2016	A	612,391

1,135,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2022	06/01/2022		1,312,276

400,000	CA Educational Facilities Authority (California College of Arts & Crafts)	5.000	06/01/2024	06/01/2022	A	454,332

40,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2018	11/30/2016	A	40,143

80,000	CA Educational Facilities Authority (California Western School of Law)	5.000	10/01/2028	11/30/2016	A	80,278

120,000	CA Educational Facilities Authority (Southwestern Law School)	5.000	11/01/2023	11/30/2016	A	120,289

5,000	CA GO	5.000	10/01/2028	11/30/2016	A	5,019

5,000	CA GO	5.200	11/01/2031	11/30/2016	A	5,018

1,000,000	CA GO3	5.750	11/01/2017	01/31/2017	A	1,025,230

1,465,000	CA GO	5.900	04/01/2023	04/01/2017	A	1,495,780

5,000	CA GO	5.600	09/01/2021	03/01/2017	A	5,080

195,000	CA GO	5.250	06/01/2021	12/01/2016	A	195,764

110,000	CA GO	5.375	06/01/2026	12/01/2016	A	110,440

10,000	CA GO	5.625	09/01/2024	03/01/2017	A	10,159

80,000	CA GO	5.250	06/01/2017	12/01/2016	A	80,314

55,000	CA GO	6.000	10/01/2021	04/01/2017	A	56,196

5,000	CA GO	6.000	05/01/2024	05/01/2017	A	5,129

5,000	CA GO	6.000	08/01/2019	02/01/2017	A	5,066

680,000	CA GO	6.250	10/01/2019	04/01/2017	A	695,606

10,000	CA GO	6.000	05/01/2018	05/01/2017	A	10,264

90,000	CA GO	6.000	08/01/2024	02/01/2017	A	91,157

5,000	CA GO3	5.750	11/01/2017	01/31/2017	A	5,126

230,000	CA GO	5.900	04/01/2023	04/01/2017	A	234,832

75,000	CA GO	5.900	03/01/2025	03/01/2017	A	76,261

65,000	CA GO	5.600	09/01/2021	03/01/2017	A	66,044

10,000	CA GO	4.750	02/01/2017	11/30/2016	A	10,035

4,970,000	CA GO	5.250	09/01/2024	09/01/2021	A	5,953,762

3          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$5,000	CA GO	5.000%	10/01/2017	11/30/2016	A	$5,019

20,000	CA GO	5.000	10/01/2023	11/30/2016	A	20,074

10,000	CA GO	5.500	03/01/2020	03/01/2017	A	10,158

5,000	CA GO	5.000	10/01/2018	11/30/2016	A	5,019

495,000	CA GO	5.000	08/01/2025	02/01/2017	A	500,197

820,000	CA GO	5.000	11/01/2032	11/01/2017	A	855,121

5,000	CA GO	5.000	10/01/2022	11/30/2016	A	5,019

5,000	CA GO	5.000	08/01/2025	02/01/2017	A	5,054

20,000	CA GO	5.125	10/01/2027	11/30/2016	A	20,077

15,000	CA GO	5.375	06/01/2026	12/01/2016	A	15,060

50,000	CA GO	5.500	04/01/2019	04/01/2017	A	50,996

40,000	CA GO	5.625	05/01/2026	11/30/2016	A	40,168

110,000	CA GO	5.000	12/01/2026	12/01/2016	A	110,403

10,000	CA GO	5.500	03/01/2020	03/01/2017	A	10,158

5,000	CA GO	5.000	10/01/2018	11/30/2016	A	5,019

35,000	CA GO	5.000	10/01/2023	11/30/2016	A	35,129

85,000	CA GO	5.750	03/01/2023	03/01/2017	A	86,387

45,000	CA GO	6.000	03/01/2024	03/01/2017	A	45,769

450,000	CA GO	6.250	10/01/2019	04/01/2017	A	460,327

125,000	CA GO	5.000	11/01/2022	05/01/2017	A	127,625

40,000	CA GO	5.000	11/01/2022	05/01/2017	A	40,840

10,000	CA GO	5.625	10/01/2026	04/01/2017	A	10,198

2,000,000	CA GO	5.000	09/01/2030	09/01/2026	A	2,456,940

485,000	CA GO	5.000	11/01/2032	11/01/2017	A	503,866

10,000,000	CA GO	5.000	09/01/2030	09/01/2026	A	12,284,700

4,000,000	CA GO	5.000	08/01/2028	08/01/2025	A	4,905,320

235,000	CA GO	5.625	10/01/2023	04/01/2017	A	239,669

25,000	CA GO	5.250	04/01/2018	11/30/2016	A	25,098

20,000	CA GO	5.500	10/01/2022	04/01/2017	A	20,392

25,000	CA GO	5.250	04/01/2021	11/30/2016	A	25,098

25,000	CA GO	5.250	04/01/2019	11/30/2016	A	25,098

50,000	CA GO	5.000	06/01/2019	11/30/2016	A	50,186

80,000	CA GO	5.625	10/01/2021	04/01/2017	A	81,614

25,000	CA GO	5.000	06/01/2017	11/30/2016	A	25,093

1,750,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)	5.000	11/15/2032	11/15/2025	A	2,098,845

3,000,000	CA Health Facilities Financing Authority (El Camino Hospital)	5.000	02/01/2033	02/01/2025	A	3,481,860

1,750,000	CA Health Facilities Financing Authority (El Camino Hospital)	5.000	02/01/2032	02/01/2025	A	2,043,720

5,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)	6.500	12/01/2022	11/30/2016	A	5,025

1,375,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.625	07/01/2019	11/30/2016	A	1,380,734

4          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$30,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)	5.250%	06/01/2023	11/30/2016	A	$30,114

1,000,000	CA Health Facilities Financing Authority (SHlth/EMC/MPHS/ PAMFHCR&E/SCHosp/SCVH/ SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group)	5.250	08/15/2031	08/15/2021	A	1,170,110

10,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.500	01/01/2019	11/30/2016	A	10,037

110,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)	5.100	01/01/2024	11/30/2016	A	110,403

5,650,000	CA HFA (Home Mtg.)	5.300	08/01/2023	08/01/2017	A	5,739,157

325,000	CA HFA (Home Mtg.)	5.500	08/01/2042	02/01/2017	A	328,601

2,780,000	CA HFA (Home Mtg.)[3]	5.450	08/01/2028	08/01/2017	A	2,811,219

1,000,000	CA HFA (Home Mtg.)	4.950	08/01/2023	02/01/2017	A	1,008,060

740,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	5.000	05/01/2030	11/01/2026	A	893,335

910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	5.000	05/01/2031	11/01/2026	A	1,089,707

1,505,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	5.000	05/01/2027	11/01/2026	A	1,865,192

775,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	5.000	05/01/2028	11/01/2026	A	950,127

910,000	CA Infrastructure and Economic Devel. (California Science Center Foundation)	5.000	05/01/2029	11/01/2026	A	1,106,014

10,000	CA Infrastructure and Economic Devel. (Energy Efficiency)	5.000	03/01/2017	11/30/2016	A	10,037

45,000	CA M-S-R Public Power Agency (San Juan)	6.000	07/01/2022	01/01/2017	A	53,095

50,000	CA Municipal Finance Authority (Biola University)	5.625	10/01/2023	04/01/2018	A	53,142

465,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2030	10/01/2023	A	531,741

335,000	CA Municipal Finance Authority (Biola University)	5.000	10/01/2029	10/01/2023	A	384,731

1,025,000	CA Municipal Finance Authority (Community Hospitals of Central California)	5.250	02/01/2024	02/01/2019	A	1,118,839

625,000	CA Municipal Finance Authority (Creative Center Lost Altos)	4.000	11/01/2026	12/31/2023	B	652,787

230,000	CA Municipal Finance Authority (Emerson College)	5.000	01/01/2028	01/01/2022	A	262,007

5          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$440,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000%	11/01/2030	11/01/2024	A	$501,002

1,100,000	CA Municipal Finance Authority (NorthBay Healthcare Group)	5.000	11/01/2035	11/01/2024	A	1,231,769

3,700,000	CA Pollution Control Financing Authority (Pacific Gas & Electric Company)	4.750	12/01/2023	06/01/2017	A	3,778,588

1,030,000	CA Pollution Control Financing Authority (Southern California Water Company)	5.500	12/01/2026	11/30/2016	A	1,034,007

90,000	CA Public Works[3]	6.625	11/01/2034	11/01/2018	A	90,306

45,000	CA Public Works (California Community Colleges)	5.125	06/01/2029	11/30/2016	A	45,171

70,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	12/01/2016		70,274

90,000	CA Public Works (California Community Colleges)	5.250	12/01/2016	12/01/2016		90,352

50,000	CA Public Works (California Community Colleges)	5.000	10/01/2024	11/30/2016	A	50,185

270,000	CA Public Works (California Community Colleges)	5.000	12/01/2017	11/30/2016	A	273,980

25,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	12/01/2016		25,093

60,000	CA Public Works (California Community Colleges)	5.000	12/01/2016	12/01/2016		60,223

215,000	CA Public Works (California Community Colleges)	5.250	09/01/2019	11/30/2016	A	215,826

15,000	CA Public Works (California Community Colleges)	5.125	06/01/2025	11/30/2016	A	15,057

2,000,000	CA Public Works (California State Prisons)	5.750	10/01/2031	10/01/2021	A	2,398,240

750,000	CA Public Works (Dept. of Corrections and Rehabilitation)	5.750	11/01/2029	11/01/2019	A	851,565

110,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	11/30/2016	A	110,385

65,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2017	11/30/2016	A	65,265

4,785,000	CA Public Works (Dept. of Corrections)[3]	5.000	10/01/2026	10/01/2026		6,030,488

45,000	CA Public Works (Dept. of Corrections)	5.625	10/01/2020	11/30/2016	A	45,184

370,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2018	11/30/2016	A	371,506

350,000	CA Public Works (Dept. of Corrections)	5.500	10/01/2019	11/30/2016	A	351,414

45,000	CA Public Works (Dept. of Corrections)	5.000	09/01/2018	11/30/2016	A	45,157

2,000,000	CA Public Works (Dept. of Forestry & Fire Protection)	5.000	04/01/2026	11/30/2016	A	2,007,160

6          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$20,000	CA Public Works (Dept. of Justice Building)	5.250%	11/01/2020	11/30/2016	A	$20,076

50,000	CA Public Works (Dept. of Justice)	5.125	11/01/2017	11/30/2016	A	50,188

30,000	CA Public Works (Dept. of Justice)	5.250	11/01/2016	11/01/2016		30,000

30,000	CA Public Works (Dept. of Mental Health)	5.250	04/01/2023	11/30/2016	A	30,118

10,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2017	11/30/2016	A	10,041

30,000	CA Public Works (Dept. of Youth Authority)	5.500	10/01/2018	11/30/2016	A	30,122

875,000	CA Public Works (Judicial Council)	5.000	03/01/2026	03/01/2023	A	1,049,904

3,000,000	CA Public Works (Judicial Council)	5.250	12/01/2026	12/01/2021	A	3,547,260

15,000	CA Public Works (Library & Courts Annex)	5.000	05/01/2018	11/04/2017	B	14,972

2,295,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	11/30/2016	A	2,318,799

140,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	11/30/2016	A	140,536

30,000	CA Public Works Board (California Highway Patrol)	5.250	11/01/2020	11/30/2016	A	30,114

950,000	CA School Finance Authority Charter School (Coastal Academy)	5.000	10/01/2022	05/25/2020	B	1,041,067

7,000,000	CA Statewide CDA (Bakersfield Reassessment District)	5.000	09/02/2022	07/03/2020	B	7,630,700

1,010,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)	5.200	06/01/2036	11/30/2016	A	1,014,030

100,000	CA Statewide CDA (CHF-Irvine-UCI East Campus Apartments)	6.000	05/15/2023	05/15/2018	A	107,970

2,330,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVMMH / CMF Obligated Group)	5.500	07/01/2031	07/01/2017	A	2,397,873

2,805,000	CA Statewide CDA (DHlth / BMH / CmntyHOSB / MSrH / SFMH / SNVNNH / CMF Obligated Group)	5.500	07/01/2030	07/01/2017	A	2,886,906

45,000	CA Statewide CDA (Escrow Term)	6.750	09/01/2037	11/30/2016	A	45,133

1,500,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)	4.750	08/01/2020	11/30/2016	A	1,501,425

355,000	CA Statewide CDA (Rio Bravo)	6.500	12/01/2018	11/30/2016	A	355,057

3,225,000	CA Statewide CDA (Sherman Oaks Health System)	5.000	08/01/2022	12/02/2020	B	3,653,183

300,000	CA Statewide CDA (SJHS / SJHO / SJHosp / MHRMC / QVHN / SRMH / SAHS / SJHE / RMHF / CHlthSys / MHL / MHPT Obligated Group)	5.125	07/01/2024	07/01/2018	A	321,462

450,000	CA Statewide CDA (Water & Wastewater)	5.125	10/01/2022	11/30/2016	A	451,656

7          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$25,000	CA Statewide CDA Community Facilities District	6.350%	09/01/2021	11/30/2016	A	$25,096

790,000	CA Statewide CDA COP (CVHP / CVMC / FH Obligated Group)	5.125	04/01/2023	11/30/2016	A	791,651

120,000	CA Statewide CDA COP (Internext Group)	5.375	04/01/2030	11/30/2016	A	120,407

325,000	CA Statewide CDA School Facilities (47th & Main)	5.125	07/01/2022	01/25/2020	A	357,224

20,000	CA Statewide CDA Water & Wastewater	5.000	10/01/2031	11/30/2016	A	20,069

5,000	CA Statewide CDA Water & Wastewater	5.750	10/01/2025	11/30/2016	A	5,021

5,000	CA Statewide CDA Water & Wastewater	5.250	10/01/2027	11/30/2016	A	5,019

10,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.125	05/01/2017	11/30/2016	A	10,004

1,465,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[3]	5.625	05/01/2029	11/30/2016	A	1,486,975

3,073,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[3]	5.625	05/01/2029	11/30/2016	A	3,122,752

3,395,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000	05/01/2037	11/30/2016	A	3,437,845

50,000	CA Water Resource Devel. GO, Series L	4.500	08/01/2017	11/30/2016	A	50,163

25,000	CA Water Resource Devel. GO, Series N & P	5.000	06/01/2020	11/30/2016	A	25,093

15,000	CA Water Resource Devel. GO, Series Q & R	5.000	03/01/2017	11/30/2016	A	15,056

25,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.650	09/01/2020	03/01/2017	A	25,335

10,000	Calabasas, CA Special Tax Community Facilities District 98-1	5.750	09/01/2028	03/01/2017	A	10,099

300,000	Campbell, CA Union High School	5.000	08/01/2027	08/01/2017	A	309,006

15,000	Carlsbad, CA Hsg. & Redevel. Commission (Village Redevel.)	5.300	09/01/2023	03/01/2017	A	15,134

30,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation	5.250	09/01/2019	03/01/2017	A	30,320

30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	03/02/2017	A	30,446

35,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	03/02/2017	A	35,362

50,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	03/02/2017	A	50,682

1,550,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	04/01/2017	A	1,591,989

50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/25/2022	B	49,200

8          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700%	09/01/2030	01/10/2028	B	$48,665

5,000	Central CA Unified School District	5.625	03/01/2018	03/01/2017	A	5,080

110,000	Chico, CA Public Financing Authority	5.000	04/01/2019	11/30/2016	A	110,401

150,000	Chico, CA Public Financing Authority	5.000	04/01/2018	11/30/2016	A	150,547

850,000	Chico, CA Unified School District	5.000	08/01/2025	08/01/2018	A	911,778

2,980,000	Chino, CA Public Financing Authority	5.000	09/01/2032	09/01/2025	A	3,512,794

950,000	Chino, CA Public Financing Authority	5.000	09/01/2031	09/01/2025	A	1,128,058

1,230,000	Chino, CA Public Financing Authority	5.000	09/01/2028	09/01/2025	A	1,491,486

1,280,000	Chino, CA Public Financing Authority	5.000	09/01/2029	09/01/2025	A	1,538,547

900,000	Chino, CA Public Financing Authority	5.000	09/01/2030	09/01/2025	A	1,076,004

40,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	03/01/2017	A	40,423

1,895,000	Compton, CA Community College District	5.000	07/01/2021	07/01/2021		2,207,713

1,310,000	Compton, CA Community College District	5.000	07/01/2023	07/01/2022	A	1,549,979

1,710,000	Compton, CA Community College District	5.000	07/01/2020	07/01/2020		1,939,756

370,000	Compton, CA Sewer	5.375	09/01/2023	11/30/2016	A	370,662

25,000	Concord, CA GO	5.000	08/01/2017	11/30/2016	A	25,087

355,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	08/13/2018	B	354,049

100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1	6.000	09/01/2027	03/01/2017	A	102,112

315,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.750	10/01/2027	10/01/2021	A	402,935

35,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875	10/01/2020	10/01/2020		41,273

185,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.000	10/01/2021	10/01/2021		226,114

130,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.250	10/01/2021	10/01/2021		160,397

120,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.625	10/01/2018	10/01/2018		131,036

115,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.250	10/01/2017	10/01/2017		119,963

110,000	Cudahy, CA Community Devel. Commission Tax Allocation	7.125	10/01/2020	10/01/2020		130,710

9          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$155,000	Cudahy, CA Community Devel. Commission Tax Allocation	6.875%	10/01/2019	10/01/2019		$177,131

25,000	Culver City, CA Redevel. Agency	5.500	11/01/2020	11/30/2016	A	25,379

15,000	Culver City, CA Redevel. Finance Authority	5.600	11/01/2025	11/30/2016	A	15,061

25,000	Culver City, CA Redevel. Finance Authority	5.500	11/01/2019	11/30/2016	A	25,379

20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)	5.700	09/02/2022	11/30/2016	A	20,058

1,000,000	Davis, CA Redevel. Agency Tax Allocation	6.500	12/01/2026	12/01/2021	A	1,222,360

975,000	Delano, CA Union High School District	5.100	02/01/2023	02/01/2023		1,167,913

510,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation (Merged Redevel.)	6.000	09/01/2023	09/01/2019	A	569,945

275,000	Dinuba, CA Redevel. Agency Tax Allocation	5.750	09/01/2028	10/06/2020	A	320,023

1,290,000	Dinuba, CA Unified School District	5.000	08/01/2029	08/01/2026	A	1,581,346

295,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2020	02/01/2017	A	298,236

50,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)	5.125	08/01/2028	02/01/2017	A	50,507

2,000,000	Eastern CA Municipal Water District	5.000	07/01/2030	07/01/2026	A	2,495,060

20,000	Eastside, CA Union School District	5.125	08/01/2026	02/01/2017	A	20,210

630,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2026	09/01/2022	A	732,173

800,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2027	09/01/2022	A	925,456

35,000	El Monte, CA COP (Dept. of Public Social Services Facility)	5.000	06/01/2019	06/01/2017	A	35,819

3,240,000	Emery, CA Unified School District	6.500	08/01/2031	08/01/2021	A	4,021,456

1,170,000	Emery, CA Unified School District	6.250	08/01/2026	08/01/2021	A	1,414,635

15,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	03/02/2017	A	15,173

845,000	Folsom, CA Public Financing Authority	5.000	09/01/2023	09/01/2017	A	866,015

20,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	03/02/2017	A	20,245

250,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000	10/01/2022	11/30/2016	A	250,895

1,665,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.250	09/01/2020	11/30/2016	A	1,671,460

10          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$95,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.000%	09/01/2023	11/30/2016	A	$95,347

725,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	11/30/2016	A	732,344

25,000	Fontana, CA Redevel. Agency (Downtown Redevel.)	5.000	09/01/2021	11/30/2016	A	25,055

220,000	Fontana, CA Redevel. Agency (Jurupa Hills)	5.500	10/01/2027	04/01/2017	A	223,865

40,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.450	09/01/2029	11/30/2016	A	40,154

485,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)	5.000	09/01/2022	11/30/2016	A	486,761

265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	03/01/2017	A	267,984

540,000	Fontana, CA Special Tax Community Facilities District No. 2-A	5.250	09/01/2017	03/01/2017	A	548,392

100,000	Freshwater, CA School District	5.000	08/01/2025	02/01/2017	A	100,851

2,160,000	Fresno, CA Joint Powers Financing Authority	5.250	10/01/2024	11/30/2016	A	2,162,095

870,000	Fresno, CA Joint Powers Financing Authority	5.000	04/01/2022	04/01/2018	A	912,795

70,000	Fresno, CA Joint Powers Financing Authority	5.250	08/01/2018	11/30/2016	A	70,270

25,000	Fresno, CA Joint Powers Financing Authority	5.125	06/01/2031	11/30/2016	A	25,079

30,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2020	11/30/2016	A	30,111

10,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2019	11/30/2016	A	10,037

65,000	Fresno, CA Joint Powers Financing Authority	5.000	06/01/2028	11/30/2016	A	65,226

140,000	Fresno, CA Joint Powers Financing Authority	5.750	06/01/2026	11/30/2016	A	142,677

135,000	Fullerton, CA Redevel. Agency COP	5.000	04/01/2026	04/01/2017	A	137,435

400,000	Galt, CA Redevel. Agency Tax Allocation	7.375	09/01/2033	09/01/2021	A	492,200

20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2017	A	20,223

425,000	Grand Terrace, CA Community Redevel. Agency	5.100	09/01/2022	09/01/2019	A	470,849

20,000	Greenfield, CA Union School District	6.250	09/01/2030	03/01/2017	A	20,816

10,000	Guadalupe, CA Redevel. Agency Tax Allocation	5.125	08/01/2035	11/30/2016	A	10,030

1,000,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2023	11/30/2016	A	1,003,790

1,475,000	Hawaiian Gardens, CA Public Finance Authority Tax Allocation	5.250	12/01/2022	11/30/2016	A	1,480,590

3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.125	10/01/2025	04/01/2017	A	3,251,846

11          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$120,000	Hawthorne, CA Parking Authority	8.125%	09/01/2019	03/01/2017	A	$122,056

30,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	03/02/2017	A	30,543

10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	03/02/2017	A	10,427

5,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	04/01/2017	A	5,079

20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	03/01/2017	A	20,158

1,115,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2026	09/01/2018	A	1,175,946

1,055,000	Huntington Beach, CA Community Facilities District Special Tax (Huntington Center)	5.250	09/01/2025	09/01/2018	A	1,114,882

15,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2024	11/30/2016	A	15,055

100,000	Huntington Beach, CA Redevel. Agency (Huntington Beach Redevel.)	5.000	08/01/2018	02/01/2017	A	101,004

25,000	Huntington Park, CA Public Financing Authority	5.000	09/01/2022	11/30/2016	A	25,087

2,735,000	Imperial, CA Public Financing Authority (Water Facility)	5.000	10/15/2026	10/15/2022	A	3,185,947

20,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-3	5.400	09/02/2023	03/02/2017	A	20,496

710,000	Irvine, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2023	A	841,584

60,000	Kern Valley, CA Healthcare District	5.250	08/01/2021	11/30/2016	A	60,227

2,000,000	Kern, CA Community College District	5.250	11/01/2031	11/01/2018	A	2,166,980

10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	11/30/2016	A	10,037

40,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	03/02/2017	A	40,397

615,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	A	701,168

55,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	12/01/2016	A	55,067

10,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	12/01/2016	A	10,012

150,000	Lawndale, CA Elementary School District	5.000	08/01/2029	02/01/2017	A	151,548

230,000	Lincoln, CA Public Financing Authority	5.000	08/01/2028	02/01/2017	A	232,081

30,000	Livermore, CA Redevel. Agency Tax Allocation	5.250	08/01/2018	11/30/2016	A	30,155

12          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$925,000	Livermore, CA Redevel. Agency Tax Allocation	5.000%	08/01/2026	11/30/2016	A	$929,523

2,000,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	A	2,357,380

1,435,000	Long Beach, CA Bond Finance Authority	5.250	11/15/2023	11/15/2023		1,700,446

620,000	Long Beach, CA Bond Finance Authority Natural Gas	5.000	11/15/2017	11/15/2017		640,975

685,000	Long Beach, CA Bond Finance Authority Natural Gas	5.250	11/15/2018	11/15/2018		731,710

850,000	Long Beach, CA Marina	5.000	05/15/2027	05/15/2025	A	1,004,173

50,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	11/30/2016	A	50,155

470,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	531,039

30,000	Long Beach, CA Unified School District	5.750	08/01/2033	08/01/2019	A	34,007

5,585,000	Los Angeles County, CA Community College District	5.000	08/01/2029	08/01/2024	A	6,870,779

15,000	Los Angeles County, CA Community Facilities District No. 5 (Rowland Heights Area)	5.000	09/01/2019	03/01/2017	A	15,207

75,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	03/01/2017	A	76,129

80,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2021	11/30/2016	A	80,307

120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2019	11/30/2016	A	120,456

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2018	11/30/2016	A	50,190

50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.200	12/01/2017	11/30/2016	A	50,183

125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)	5.250	12/01/2020	11/30/2016	A	125,480

10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375	05/15/2025	04/14/2021	A	10,652,893

5,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	11/30/2016	A	5,018

15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	11/30/2016	A	15,053

45,000	Los Angeles, CA GO	5.000	09/01/2020	11/30/2016	A	45,167

55,000	Los Angeles, CA Mtg. (Section 8)	5.350	07/01/2022	11/30/2016	A	55,143

10,000	Los Angeles, CA Mtg. (Section 8)	6.500	07/01/2022	11/30/2016	A	10,035

30,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)	5.900	01/01/2030	11/30/2016	A	30,063

13          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$70,000	Los Angeles, CA State Building Authority	5.500%	10/01/2018	11/30/2016	A	$70,279

205,000	Los Angeles, CA State Building Authority	5.500	10/01/2019	11/30/2016	A	205,818

200,000	Los Angeles, CA State Building Authority	5.500	10/01/2017	11/30/2016	A	200,798

325,000	Madera County, CA Board of Education COP	6.125	10/01/2036	10/01/2021	A	388,989

455,000	Madera County, CA COP (Valley Children’s Hospital)	5.750	03/15/2028	11/30/2016	A	456,643

1,015,000	Madera County, CA COP (Valley Children’s Hospital)	5.000	03/15/2023	11/30/2016	A	1,018,471

1,285,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 1989	5.000	09/01/2027	09/01/2023	A	1,518,626

1,025,000	Marysville, CA (Fremont-Rideout Health Group / Rideout Memorial Hospital/United Com-Serve Obligated Group)	5.250	01/01/2027	01/01/2021	A	1,025,717

20,000	Maywood, CA Public Financing Authority	6.500	09/01/2018	11/30/2016	A	20,055

5,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2017	A	5,206

400,000	Modesto, CA COP (Golf Course)[3]	5.000	11/01/2023	08/04/2020	B	429,256

1,000,000	Monrovia, CA Redevel. Agency (Central Redev. Project Area No. 1)	5.000	08/01/2026	08/01/2022	A	1,132,080

2,000,000	Montclair, CA Redevel. Agency Tax Allocation	5.300	10/01/2030	11/30/2016	A	2,005,440

470,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2024	12/01/2017	A	487,799

1,050,000	Montebello, CA Public Financing Authority (Montebello Hotel)	5.000	12/01/2028	12/01/2017	A	1,085,080

40,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.750	03/01/2017	11/30/2016	A	40,271

355,000	Moreno Valley, CA Unified School District Community Facilities District No. 2005-5	5.500	09/01/2031	03/01/2017	A	368,699

100,000	National City, CA Community Devel. Commission Tax Allocation (National City Redevel.)	5.250	08/01/2019	08/01/2019		111,257

260,000	Needles, CA Public Utility Authority	6.650	02/01/2032	11/30/2016	A	261,245

835,000	Northern, CA Inyo County Local Hospital District	6.375	12/01/2025	12/01/2020	A	916,446

50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100	06/01/2027	12/01/2016	A	50,094

14          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000%	06/01/2019	12/01/2016	A	$10,028

4,500,000	Oakland, CA Unified School District	5.000	08/01/2028	08/01/2026	A	5,644,620

4,000,000	Oakland, CA Unified School District	5.000	08/01/2029	08/01/2026	A	4,968,640

1,000,000	Oakland, CA Unified School District	6.125	08/01/2029	08/01/2019	A	1,141,200

750,000	Oakland, CA Unified School District	5.000	08/01/2022	01/15/2021	B	868,320

2,000,000	Oakland, CA Unified School District	6.000	08/01/2026	08/01/2018	A	2,174,720

805,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2028	09/01/2023	A	918,537

685,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2026	09/01/2023	A	792,401

745,000	Oceanside, CA Community Facilities District Special Tax (Ocean Ranch Corp. Center)	5.000	09/01/2027	09/01/2023	A	854,575

1,055,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2017	A	1,073,273

900,000	Orange County, CA Airport	5.750	07/01/2034	07/01/2017	A	929,763

45,000	Orange County, CA Community Facilities District	5.250	08/15/2019	11/30/2016	A	45,159

20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500	09/02/2018	03/02/2017	A	20,290

5,000	Orange County, CA Water District	5.000	08/15/2017	11/30/2016	A	5,086

1,500,000	Orange, CA Community Facilities District Special Tax (Serrano Heights Public Improvements)	5.000	10/01/2028	10/01/2022	A	1,727,055

255,000	Oro Grande, CA Elementary District COP	5.625	09/15/2030	09/15/2020	A	289,420

100,000	Oxnard, CA Financing Authority	5.000	06/01/2036	11/30/2016	A	100,354

50,000	Oxnard, CA Financing Authority	5.300	06/01/2029	06/01/2021	A	57,771

2,000,000	Oxnard, CA Financing Authority Wastewater	5.000	06/01/2029	06/01/2024	A	2,375,200

845,000	Oxnard, CA Harbor District	5.000	08/01/2020	08/01/2020		932,677

530,000	Oxnard, CA School District	5.000	08/01/2027	08/01/2023	A	626,948

460,000	Oxnard, CA School District	5.000	08/01/2026	08/01/2023	A	547,464

50,000	Palm Desert, CA Financing Authority	5.000	04/01/2026	04/01/2017	A	50,775

55,000	Palm Desert, CA Financing Authority	5.000	04/01/2027	04/01/2017	A	55,852

360,000	Palm Desert, CA Financing Authority	5.000	04/01/2030	04/01/2017	A	365,317

125,000	Palm Desert, CA Financing Authority	5.000	04/01/2025	04/01/2017	A	126,985

45,000	Palm Desert, CA Financing Authority	5.200	10/01/2028	04/01/2017	A	45,716

15          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$15,000	Palm Desert, CA Financing Authority	4.600%	04/01/2022	04/01/2017	A	$15,218

1,230,000	Palm Desert, CA Financing Authority	5.000	08/01/2021	02/01/2017	A	1,242,042

220,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000	07/01/2018	11/30/2016	A	220,376

145,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	11/30/2016	A	145,564

5,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	11/30/2016	A	5,019

125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	03/01/2017	A	125,907

25,000	Palmdale, CA COP (Park Improvement & Avenue South Construction)	5.000	09/01/2032	11/30/2016	A	25,074

15,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2017	11/30/2016	A	15,052

30,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)	5.000	09/01/2024	11/30/2016	A	30,107

255,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1	5.700	08/01/2018	11/30/2016	A	256,035

175,000	Palo Alto, CA Utility	5.250	06/01/2021	12/01/2016	A	175,688

15,000	Palo Alto, CA Utility	5.250	06/01/2024	12/01/2016	A	15,059

1,625,000	Palomar, CA Health	5.000	11/01/2031	11/01/2026	A	1,861,649

205,000	Perris, CA Elementary School District	6.000	08/01/2028	08/01/2024	A	261,324

185,000	Perris, CA Elementary School District	6.000	08/01/2027	08/01/2024	A	237,405

545,000	Perris, CA Joint Powers Authority	5.000	09/01/2025	09/01/2023	A	634,663

390,000	Perris, CA Public Financing Authority	7.000	10/01/2033	10/01/2018	A	432,058

20,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2017	A	20,270

2,265,000	Pico Rivera, CA Public Financing Authority	5.500	09/01/2031	09/01/2019	A	2,552,949

30,000	Pomona, CA Public Financing Authority	5.000	02/01/2024	11/30/2016	A	30,100

25,000	Pomona, CA Public Financing Authority	5.250	02/01/2018	11/30/2016	A	25,096

35,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.000	02/01/2027	11/30/2016	A	35,124

400,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	11/30/2016	A	401,536

16          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$20,000	Porterville, CA Redevel. Agency	5.350%	06/01/2022	11/30/2016	A	$20,048

40,000	Poway, CA Hsg. (Poinsettia Mobile Home Park)	5.000	05/01/2023	11/30/2016	A	40,106

1,210,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2029	09/15/2023	A	1,406,915

855,000	Poway, CA Unified School District Public Financing Authority Special Tax	5.000	09/15/2025	09/15/2023	A	1,012,243

1,800,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2003-1	5.750	09/01/2028	09/01/2018	A	1,903,122

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2026	03/02/2017	A	20,133

20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	03/02/2017	A	20,136

30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/02/2017	A	30,297

100,000	Redding, CA Redevel. Agency (Redding School District)	5.125	09/01/2030	11/30/2016	A	100,317

25,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2021	11/30/2016	A	25,091

30,000	Redding, CA Redevel. Agency (Redding School District)	5.000	09/01/2026	11/30/2016	A	30,106

25,000	Redding, CA Redevel. Agency (Shastec Redevel.)	5.000	09/01/2017	11/30/2016	A	25,077

10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	03/01/2017	A	10,090

25,000	Redlands, CA Unified School District	5.000	07/01/2026	11/30/2016	A	25,092

20,000	Redlands, CA Unified School District	5.000	07/01/2022	11/30/2016	A	20,074

690,000	Redwood City, CA Special Tax	5.000	09/01/2029	09/01/2022	A	770,364

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	03/01/2017	A	101,209

50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	03/01/2017	A	50,587

25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	03/01/2017	A	25,323

65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	03/01/2017	A	65,820

100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	03/01/2017	A	101,240

20,000	Rio Hondo, CA Community College District	5.000	08/01/2017	11/30/2016	A	20,075

450,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000	09/01/2028	09/01/2022	A	504,891

3,820,000	Riverside County, CA Infrastructure Financing Authority	5.000	11/01/2027	11/01/2025	A	4,720,603

65,000	Riverside County, CA Public Financing Authority	5.250	10/01/2017	11/30/2016	A	65,254

17          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$5,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel. Project)	5.000%	10/01/2022	11/30/2016	A	$5,018

235,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	05/29/2018	B	208,840

305,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		357,298

315,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2023	03/02/2017	A	327,477

335,000	Riverside, CA Improvement Bond Act 1915 (Riverside Auto Center Assessment District)	5.000	09/02/2024	03/02/2017	A	348,045

200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	03/02/2017	A	202,060

1,640,000	Riverside, CA Public Financing Authority	5.000	11/01/2027	11/01/2022	A	1,929,542

1,155,000	Riverside, CA Public Financing Authority	5.000	11/01/2028	11/01/2022	A	1,356,178

100,000	Riverside, CA Public Financing Authority (University Corridor/Sycamore)	5.000	08/01/2019	08/01/2017	A	102,669

100,000	Rocklin, CA Unified School District Community Facilities District No. 1	5.000	09/01/2025	11/30/2016	A	100,358

85,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2017	A	85,931

45,000	Romoland, CA School District Special Tax	6.375	09/01/2033	03/01/2017	A	45,493

405,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2027	09/01/2023	A	464,567

500,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2028	09/01/2023	A	570,520

365,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2025	09/01/2023	A	425,050

440,000	Romoland, CA School District Special Tax Community Facilities District No. 2004-1	5.000	09/01/2026	09/01/2023	A	508,988

110,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1	5.400	09/01/2028	03/01/2017	A	110,964

100,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2025	02/15/2025		117,057

265,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2024	02/15/2024		307,161

190,000	Roseville, CA Natural Gas Finance Authority	5.000	02/15/2021	02/15/2021		211,983

18          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$80,000	Roseville, CA Natural Gas Finance Authority	5.000%	02/15/2023	02/15/2023		$92,223

430,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2023	11/30/2016	A	431,539

795,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2021	11/30/2016	A	797,902

555,000	Sacramento County, CA (Juvenile Courthouse) COP	5.000	12/01/2022	11/30/2016	A	557,015

600,000	Sacramento County, CA Airport System	5.000	07/01/2022	07/01/2018	A	640,182

100,000	Sacramento County, CA Airport System	5.500	07/01/2027	07/01/2018	A	107,211

35,000	Sacramento County, CA COP	4.750	10/01/2017	11/30/2016	A	35,094

2,975,000	Sacramento County, CA COP	5.750	02/01/2030	02/01/2020	A	3,328,817

400,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)	5.250	06/01/2027	11/30/2016	A	400,948

5,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.000	12/01/2022	11/30/2016	A	5,018

15,000	Sacramento County, CA Public Financing Authority (County & City Redevel.)	5.125	12/01/2028	11/30/2016	A	15,054

590,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)	6.250	09/01/2023	03/01/2017	A	596,873

850,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2025	03/01/2023	A	993,420

1,840,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2024	03/01/2023	A	2,160,786

785,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2026	03/01/2023	A	922,540

455,000	Sacramento, CA City Financing Authority (Westlake & Regency Park)	5.000	09/01/2027	03/01/2023	A	528,360

1,235,000	Sacramento, CA Municipal Utility District	5.000	07/01/2030	07/01/2025	A	1,514,110

55,000	Saddleback Valley, CA Unified School District	5.650	09/01/2017	11/30/2016	A	55,233

65,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[3]	5.500	11/01/2023	11/29/2016	A	65,259

20,000	San Bernardino County, CA (Single Family Mtg.)[3]	3.974 [2]	05/01/2031	11/30/2016	A	9,291

180,000	San Bernardino County, CA COP (Medical Center Financing)	5.000	08/01/2028	11/30/2016	A	181,481

19          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$200,000	San Bernardino County, CA COP (Medical Center Financing)	5.000%	08/01/2026	11/30/2016	A	$200,702

70,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		85,485

50,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2022	10/01/2022		60,289

200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		223,770

180,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2023	10/01/2023		219,820

10,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		10,805

140,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	11/30/2016	A	144,220

290,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	11/30/2016	A	291,172

200,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2020	11/30/2016	A	200,064

440,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)	5.500	09/01/2024	11/30/2016	A	440,084

150,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2017	02/01/2017		150,624

25,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	01/01/2017	A	25,151

50,000	San Bruno, CA Police Facilities Financing	5.250	02/01/2021	11/30/2016	A	50,190

1,520,000	San Diego County, CA Regional Airport Authority	5.000	07/01/2026	07/01/2023	A	1,809,013

95,000	San Diego County, CA Water Authority	4.750	05/01/2028	11/30/2016	A	95,317

545,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2025	09/01/2023	A	634,663

640,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2028	09/01/2023	A	730,266

610,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2027	09/01/2023	A	699,719

720,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2030	09/01/2023	A	812,614

245,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2029	09/02/2018	A	254,550

230,000	San Diego, CA Improvement Bond Act 1915	5.250	09/02/2028	09/02/2018	A	238,860

255,000	San Diego, CA Improvement Bond Act 1915	5.375	09/02/2030	09/02/2018	A	264,662

285,000	San Diego, CA Improvement Bond Act 1915	5.500	09/02/2032	09/02/2018	A	295,551

20          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$265,000	San Diego, CA Improvement Bond Act 1915	5.500%	09/02/2031	09/02/2018	A	$275,195

165,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2021	09/02/2018	A	173,753

180,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2023	09/02/2018	A	188,604

170,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2022	09/02/2018	A	178,566

190,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2024	09/02/2018	A	198,417

220,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2027	09/02/2018	A	228,347

195,000	San Diego, CA Improvement Bond Act 1915	5.000	09/02/2025	09/02/2018	A	202,878

210,000	San Diego, CA Improvement Bond Act 1915	5.125	09/02/2026	09/02/2018	A	218,518

1,250,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2033	10/15/2025	A	1,483,900

1,000,000	San Diego, CA Public Facilities Financing Authority	5.000	10/15/2034	10/15/2025	A	1,183,620

1,000,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2032	02/15/2017	A	1,013,320

770,000	San Diego, CA Redevel. Agency (Centre City)	6.400	09/01/2019	11/30/2016	A	773,172

100,000	San Diego, CA Redevel. Agency (Centre City)	5.200	09/01/2019	11/30/2016	A	100,382

95,000	San Diego, CA Redevel. Agency (Centre City)	5.250	09/01/2026	11/30/2016	A	95,354

1,525,000	San Francisco, CA City & County	5.500	11/01/2030	11/01/2020	A	1,790,457

325,000	San Francisco, CA City & County Airports Commission	5.250	01/01/2026	11/30/2016	A	326,232

7,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	7,974,150

170,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.125	01/01/2017	11/30/2016	A	170,573

935,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.100	01/01/2020	11/30/2016	A	939,245

510,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	11/30/2016	A	512,275

325,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	11/30/2016	A	326,248

3,040,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2019	11/30/2016	A	3,051,886

21          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$75,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250%	01/01/2027	11/30/2016	A	$75,280

1,385,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2022	11/30/2016	A	1,390,415

120,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2021	11/30/2016	A	120,469

165,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2020	11/30/2016	A	165,645

100,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2023	11/30/2016	A	100,389

35,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	03/02/2017	A	36,516

1,250,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2026	08/01/2022	A	1,431,250

1,600,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2025	08/01/2022	A	1,842,400

500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)	5.000	08/01/2023	08/01/2022	A	591,090

115,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)	6.000	08/01/2029	08/01/2019	A	130,612

920,000	San Gorgonio, CA Memorial Health Care District	5.000	08/01/2024	08/01/2020	A	1,034,494

925,000	San Jacinta, CA Community Facilities District	5.000	09/01/2026	09/01/2026		1,126,363

50,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2022	11/30/2016	A	50,191

105,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2025	11/30/2016	A	105,398

15,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2017	11/30/2016	A	15,056

235,000	San Jose, CA (Libraries & Parks)	5.000	09/01/2018	11/30/2016	A	235,874

85,000	San Jose, CA (Libraries & Parks)	5.100	09/01/2020	11/30/2016	A	85,324

15,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2030	11/30/2016	A	15,057

105,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2022	11/30/2016	A	105,386

30,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2017	11/30/2016	A	30,110

50,000	San Jose, CA (Libraries, Parks & Public Safety)	5.000	09/01/2020	11/30/2016	A	50,184

1,000,000	San Jose, CA Airport	6.250	03/01/2034	03/01/2021	A	1,188,060

1,500,000	San Jose, CA Airport	5.000	03/01/2037	03/01/2017	A	1,518,255

22          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$15,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000%	09/01/2024	11/30/2016	A	$15,054

25,000	San Jose, CA Finance Authority (4th & San Fernando Parking Facility)	5.000	09/01/2026	11/30/2016	A	25,090

90,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2017	11/30/2016	A	90,336

50,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2018	11/30/2016	A	50,187

280,000	San Jose, CA Finance Authority (Convention Center)	5.000	09/01/2019	11/30/2016	A	281,044

60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	03/02/2017	A	62,549

95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	03/02/2017	A	99,076

25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	03/02/2017	A	26,082

235,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)	5.350[5]	07/15/2034	07/03/2017	A	239,874

25,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	11/30/2016	A	25,028

5,300,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	11/30/2016	A	5,321,889

200,000	San Jose, CA Redevel. Agency	6.375	08/01/2021	08/01/2018	A	216,606

45,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	11/30/2016	A	45,161

165,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	11/30/2016	A	165,599

25,000	San Jose, CA Redevel. Agency	5.000	08/01/2023	08/01/2017	A	25,766

75,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	08/01/2017	A	77,297

20,000	San Jose, CA Redevel. Agency	5.750	08/01/2017	11/30/2016	A	20,086

355,000	San Jose, CA Redevel. Agency	5.000	08/01/2017	11/30/2016	A	356,303

1,570,000	San Jose, CA Redevel. Agency	5.000	08/01/2019	11/30/2016	A	1,592,451

20,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	4.000	08/01/2017	11/30/2016	A	20,056

500,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2026	11/30/2016	A	501,495

25,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2019	11/30/2016	A	25,091

115,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2027	11/30/2016	A	116,601

210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2023	08/01/2017	A	215,983

255,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2022	08/01/2017	A	262,362

30,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2025	08/01/2017	A	30,926

100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.000	08/01/2024	08/01/2017	A	103,101

1,210,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)	5.250	08/01/2019	11/30/2016	A	1,214,671

5,000	San Jose, CA Redevel. Agency Tax Allocation	5.600	08/01/2019	11/30/2016	A	5,021

23          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$50,000	Santa Ana, CA Community Redevel. Agency (South Main Street)	5.000%	09/01/2017	11/30/2016	A	$50,175

60,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2019	11/30/2016	A	60,221

105,000	Santa Barbara, CA Redevel. Agency (Central City)	5.000	03/01/2018	11/30/2016	A	105,387

15,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.700	08/01/2021	11/30/2016	A	15,226

1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)	5.850	08/01/2031	11/30/2016	A	1,717,024

80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	11/30/2016	A	80,156

400,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2020	12/01/2016	A	401,452

500,000	Santa Clara, CA Redevel. Agency (Bayshore North)	5.000	06/01/2022	12/01/2016	A	501,825

1,170,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2028	11/15/2022	A	1,312,085

635,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2023	11/15/2022	A	729,990

785,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2027	11/15/2022	A	884,805

325,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2024	11/15/2022	A	372,756

925,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2025	11/15/2022	A	1,050,125

20,000	Santa Nella County, CA Water District	6.250	09/02/2028	11/23/2023	B	19,961

20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	03/02/2017	A	20,300

895,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2028	09/01/2023	A	1,021,231

710,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2025	09/01/2023	A	826,809

770,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2026	09/01/2023	A	890,728

830,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2027	09/01/2023	A	952,076

1,390,000	Selma, CA Redevel. Agency	5.750	09/01/2024	11/30/2016	A	1,392,697

24          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$10,000	Sequoia, CA Hospital District	5.375%	08/15/2023	11/30/2016	A	$10,815

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/30/2016	A	100,281

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350	11/01/2019	11/30/2016	A	100,288

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/30/2016	A	100,305

100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/30/2016	A	100,298

400,000	Sierra View, CA Local Health Care District	5.250	07/01/2024	07/01/2017	A	412,148

40,000	Signal Hill CA Redevel. Agency	5.250	10/01/2024	10/01/2019	A	44,261

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2021	11/30/2016	A	25,095

25,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.000	09/01/2030	11/30/2016	A	25,077

525,000	Simi Valley, CA Community Devel. Agency (Tapo Canyon & West End)	5.250	09/01/2019	11/30/2016	A	527,027

1,020,000	Sonora, CA Union High School District	5.625	08/01/2029	08/01/2023	A	1,233,425

1,925,000	South Gate, CA Utility Authority	5.250	10/01/2027	10/01/2022	A	2,317,700

20,000	South Orange County, CA Public Financing Authority	5.250	08/15/2018	11/30/2016	A	20,077

20,000	South Orange County, CA Public Financing Authority	5.800	09/02/2018	03/02/2017	A	20,329

250,000	South Orange County, CA Public Financing Authority (Ladera Ranch)	5.000	08/15/2024	11/30/2016	A	250,833

260,000	Southern CA Mono Health Care District	5.000	08/01/2021	08/01/2021		293,730

300,000	Southern CA Public Power Authority	6.000	07/01/2025	07/01/2018	A	325,641

5,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2016	A	5,021

925,000	Southern CA Public Power Authority	5.000	11/01/2018	11/01/2018		989,880

20,000	Southern CA Public Power Authority	5.750	07/01/2021	11/30/2016	A	20,087

25,000	Southern CA Public Power Authority	5.500	07/01/2020	11/30/2016	A	25,103

3,735,000	Southern CA Tobacco Securitization Authority	4.750	06/01/2025	11/30/2016	A	3,822,773

40,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	03/02/2017	A	40,514

25,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)	5.375	09/01/2021	09/01/2021		24,824

25,000	Stockton-East, CA Water District	5.000	04/01/2019	11/30/2016	A	25,062

10,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2017	11/30/2016	A	10,037

25,000	Sunnyvale, CA COP (Parking Facility)	5.000	10/01/2022	11/30/2016	A	25,093

1,490,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2029	10/01/2023	A	1,745,088

25          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$1,465,000	Sutter Butte, CA Flood Agency Assessment	5.000%	10/01/2028	10/01/2023	A	$1,725,536

300,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2025	10/01/2023	A	361,245

415,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2026	10/01/2023	A	495,340

700,000	Sutter Butte, CA Flood Agency Assessment	5.000	10/01/2027	10/01/2023	A	830,410

115,000	Sweetwater, CA Union High School District	5.000	09/01/2029	11/30/2016	A	115,412

2,565,000	Sweetwater, CA Union High School District	5.000	09/01/2027	11/30/2016	A	2,574,183

825,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250	09/01/2028	09/01/2022	A	936,689

500,000	Temecula, CA Redevel. Agency	5.125	08/01/2027	11/30/2016	A	502,815

50,000	Temecula, CA Redevel. Agency	5.000	08/01/2020	11/30/2016	A	50,182

100,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	5.500	06/01/2031	11/30/2016	A	101,596

2,020,000	Torrance, CA Hospital (Torrance Memorial Medical Center)	6.000	06/01/2022	11/30/2016	A	2,047,250

270,000	Torrance, CA Redevel. Agency	5.500	09/01/2028	11/30/2016	A	270,475

10,000	Torrance, CA Redevel. Agency (Downtown Redevel.)	5.550	09/01/2018	11/30/2016	A	10,030

40,000	Tracy, CA Community Facilities District	6.300	09/01/2026	11/30/2016	A	40,126

25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250	09/01/2032	11/30/2016	A	25,066

30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/26/2033	B	29,970

280,000	Turlock, CA Health Facility (Emanuel Medical Center) COP	5.000	10/15/2017	10/15/2017		291,334

515,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2028	09/01/2023	A	604,456

445,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2025	09/01/2023	A	532,474

490,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2027	09/01/2023	A	579,087

420,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2024	09/01/2023	A	506,638

470,000	Tustin, CA Community Facilities District Special Tax (Legacy/John Laing Homes)	5.000	09/01/2026	09/01/2023	A	558,412

125,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)	7.125	09/01/2026	09/01/2021	A	155,260

26          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$250,000	Ukiah, CA Redevel. Agency (Ukiah Redevel.)	6.500%	12/01/2028	06/01/2021	A	$299,813

7,910,000	University of California	5.000	05/15/2034	05/15/2026	A	9,593,881

215,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[3]	6.000	11/01/2024	11/27/2016	A	215,522

1,555,000	Val Verde, CA Unified School District	5.000	08/01/2027	08/01/2025	A	1,914,392

1,640,000	Val Verde, CA Unified School District	5.000	08/01/2028	08/01/2025	A	2,003,014

100,000	Vallejo City, CA Unified School District	5.000	08/01/2027	11/30/2016	A	100,368

175,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2026	11/30/2016	A	175,583

325,000	Vallejo City, CA Unified School District Special Tax Community Facilities District No. 2	5.000	09/01/2019	11/30/2016	A	326,082

20,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	03/01/2017	A	20,299

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	03/01/2017	A	30,259

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	03/01/2017	A	30,215

30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	03/01/2017	A	30,344

270,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)	5.050	12/01/2026	12/01/2016	A	270,370

140,000	Vernon, CA Electric System	5.125	08/01/2021	01/22/2019	C	151,449

315,000	Vernon, CA Electric System	5.125	08/01/2021	01/08/2019	A	346,509

850,000	Vernon, CA Electric System	5.125	08/01/2033	08/01/2022	A	962,455

25,000	Victorville, CA Redevel. Agency (Bear Valley Road)	5.125	12/01/2031	11/30/2016	A	25,079

100,000	Vista, CA Joint Powers Financing Authority	6.100	10/01/2021	04/01/2017	A	102,163

10,000	Vista, CA Unified School District	5.125	05/01/2023	05/01/2017	A	10,197

5,000	Wasco, CA Public Financing Authority	7.500	09/15/2023	11/30/2016	A	5,021

135,000	West Covina, CA Redevel. Agency	5.100	09/01/2025	03/01/2017	A	136,760

25,000	West Covina, CA Redevel. Agency	5.000	09/01/2031	11/30/2016	A	25,028

180,000	West Covina, CA Redevel. Agency	5.000	09/01/2026	11/30/2016	A	180,270

85,000	West Covina, CA Redevel. Agency (Executive Lodge Apartments)	5.300	09/01/2025	11/30/2016	A	85,134

875,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.000	09/01/2026	09/01/2021	A	1,092,814

1,000,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)	7.250	09/01/2031	09/01/2021	A	1,265,660

27          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$135,000	West Valley-Mission, CA Community College District	5.000%	08/01/2022	11/30/2016	A	$135,501

2,335,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2023	A	2,744,909

1,190,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2025	09/01/2018	A	1,245,633

1,295,000	Western Riverside County, CA Trust & Wastewater Finance Authority	5.000	09/01/2027	09/01/2018	A	1,349,455

835,000	William S. Hart CA Union High School District	5.000	09/01/2025	09/01/2023	A	972,374

260,000	Yorba Linda, CA Redevel. Agency Tax Allocation	5.250	09/01/2023	03/01/2017	A	262,283

190,000	Yuba County, CA COP	5.000	02/01/2028	08/01/2020	A	210,132

200,000	Yuba County, CA COP	5.000	02/01/2029	08/01/2020	A	221,956

165,000	Yuba County, CA COP	5.000	02/01/2025	08/01/2020	A	183,747

155,000	Yuba County, CA COP	5.000	02/01/2024	08/01/2020	A	172,611

170,000	Yuba County, CA COP	5.000	02/01/2026	08/01/2020	A	188,663

180,000	Yuba County, CA COP	5.000	02/01/2027	08/01/2020	A	199,073

						460,043,769

U.S. Possessions—16.6%
1,250,000	Guam International Airport Authority	6.000	10/01/2023	08/01/2018	A	1,342,337

150,000	Guam Power Authority, Series A	5.000	10/01/2021	10/01/2021		171,726

225,000	Guam Power Authority, Series A	5.000	10/01/2026	10/01/2022	A	263,410

155,000	Guam Power Authority, Series A	5.000	10/01/2022	10/01/2022		180,800

150,000	Guam Power Authority, Series A	5.000	10/01/2020	10/01/2020		168,192

265,000	Guam Power Authority, Series A	5.000	10/01/2025	10/01/2022	A	310,723

155,000	Guam Power Authority, Series A	5.000	10/01/2027	10/01/2022	A	181,460

100,000	Guam Power Authority, Series A	5.000	10/01/2019	10/01/2019		109,649

7,320,000	Puerto Rico Children’s Trust Fund (TASC)	5.500	05/15/2039	11/30/2016	A	7,355,136

22,134,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	10/14/2020	B	22,072,025

560,000	Puerto Rico Commonwealth GO6	5.625	07/01/2031	02/04/2031	B	357,700

370,000	Puerto Rico Commonwealth GO	6.000	07/01/2027	07/01/2018	A	384,918

2,000,000	Puerto Rico Commonwealth GO6	5.000	07/01/2020	07/01/2020		1,279,360

75,000	Puerto Rico Commonwealth GO	6.125 [1]	07/01/2024	04/23/2021	B	81,201

100,000	Puerto Rico Commonwealth GO6	5.375	07/01/2030	07/01/2030		63,304

2,000,000	Puerto Rico Commonwealth GO6	6.000	07/01/2029	07/01/2029		1,285,860

1,270,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	07/01/2020		1,389,113

205,000	Puerto Rico Commonwealth GO7	5.500	07/01/2017	07/01/2017		149,394

170,000	Puerto Rico Commonwealth GO	5.500	07/01/2018	07/01/2018		178,996

200,000	Puerto Rico Commonwealth GO6	5.000	07/01/2022	07/01/2022		127,808

1,145,000	Puerto Rico Commonwealth GO6	5.250	07/01/2030	05/09/2029	B	723,400

253,420	Puerto Rico Electric Power Authority	10.000	01/01/2021	01/01/2021		202,509

207,894	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		166,870

84,474	Puerto Rico Electric Power Authority	10.000	01/01/2022	01/01/2022		67,376

84,473	Puerto Rico Electric Power Authority	10.000	07/01/2022	07/01/2022		67,376

28          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$253,421	Puerto Rico Electric Power Authority	10.000%	07/01/2021	07/01/2021		$202,510

207,894	Puerto Rico Electric Power Authority	10.000	07/01/2019	07/01/2019		166,870

3,000,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2028	07/01/2028		2,025,660

500,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250	07/01/2028	07/01/2028		337,610

175,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2022	11/30/2016	A	175,292

300,000	Puerto Rico Electric Power Authority, Series PP	5.000	07/01/2025	11/30/2016	A	300,414

230,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2024	11/30/2016	A	232,916

3,460,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	11/30/2016	A	3,503,873

25,000	Puerto Rico Electric Power Authority, Series SS	5.000	07/01/2025	11/30/2016	A	25,317

455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2017	A	461,065

2,015,000	Puerto Rico Electric Power Authority, Series WW8	5.500	07/01/2018	07/01/2018		1,374,754

40,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000	07/01/2018	07/01/2018		27,292

9,000,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250	07/01/2026	07/01/2026		6,069,870

990,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000	07/01/2017	07/01/2017		710,454

150,000	Puerto Rico Government Devel. Bank[7]	5.000	12/01/2016	12/01/2016		32,025

15,000	Puerto Rico HFA	5.500	12/01/2019	12/01/2018	A	16,199

750,000	Puerto Rico Highway & Transportation Authority[7]	5.750	07/01/2020	07/01/2020		410,512

1,000,000	Puerto Rico Highway & Transportation Authority[7]	5.250	07/01/2022	07/01/2022		539,840

215,000	Puerto Rico Highway & Transportation Authority[7]	5.250	07/01/2018	07/01/2018		123,502

70,000	Puerto Rico Highway & Transportation Authority, Series G7	5.000	07/01/2022	07/01/2022		37,790

260,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	11/30/2016	A	267,342

130,000	Puerto Rico Infrastructure Financing Authority[6]	5.000	07/01/2018	07/01/2018		83,282

1,000,000	Puerto Rico Infrastructure Financing Authority[6]	5.250	12/15/2026	12/15/2026		365,500

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2019	04/01/2019		99,862

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2021	04/01/2021		98,998

100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2022	04/01/2022		98,340

29          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$2,365,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625%	06/01/2026	10/17/2024	B	$2,253,159

50,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		51,860

500,000	Puerto Rico ITEMECF (University Plaza)	5.625	07/01/2019	01/01/2017	A	503,640

830,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	11/30/2016	A	843,537

40,000	Puerto Rico Municipal Finance Agency, Series A	4.750	08/01/2022	11/30/2016	A	40,572

45,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	11/30/2016	A	45,703

175,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	11/30/2016	A	177,546

600,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	11/30/2016	A	608,730

45,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	11/30/2016	A	45,655

2,735,000	Puerto Rico Public Buildings Authority	5.250	07/01/2019	07/01/2019		2,915,729

5,000,000	Puerto Rico Public Buildings Authority[6]	5.375	07/01/2033	09/18/2030	B	2,962,500

2,710,000	Puerto Rico Public Buildings Authority[6]	7.000	07/01/2021	07/01/2021		1,676,813

3,300,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2026	08/01/2026		318,450

1,750,000	Puerto Rico Public Finance Corp., Series B6	5.500	08/01/2031	07/17/2029	B	168,875

600,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2024	08/01/2024		57,900

1,400,000	Puerto Rico Public Finance Corp., Series B6	6.000	08/01/2025	08/01/2025		135,100

70,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2018	08/01/2018		38,324

230,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	02/21/2039	B	117,360

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		5,344,900

4,735,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		2,541,559

600,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	08/01/2028		308,424

885,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		461,696

2,505,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		1,288,998

9,850,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		5,221,584

30          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$7,150,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500%	08/01/2022	08/01/2022		$3,766,692

5,030,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2037	06/26/2037	B	2,579,535

2,575,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	08/01/2039		1,364,544

1,280,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2036	08/01/2036		653,376

475,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/2038	08/01/2038		242,407

315,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		137,507

495,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		220,141

125,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2026	11/30/2016	A	125,389

160,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2025	11/30/2016	A	160,499

300,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	5.000	10/01/2023	11/30/2016	A	300,993

						94,147,429

Total Investments, at Value (Cost $571,315,251)—97.7%						554,191,198

Net Other Assets (Liabilities)—2.3						13,121,318

Net Assets—100.0%						$567,312,516

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

1. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

31          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
BMH	Bakersfield Memorial Hospital
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHF	City Hospital Foundation
CHlthSys	Covenant Health System
CMF	CHCW Medical Foundation
CmntyHOSB	Community Hospital of San Bernardino
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
DHlth	Dignity Health
EMC	Eden Medical Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
FF	Feedback Foundation
FH	Foothill Hospital
GCCCD	Grossmont-Cuyamaca Community College District
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IMEPCF	Industrial, Medican and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Services
JHAW	JHA West 16
LAJHFTA	Los Angeles Jewish Home for the Aging
MHL	Methodist Hospital Levelland
MHPT	Methodist Hospital Plainview Texas
MHRMC	Mission Hospital Regional Medical Center
MPHS	Mills-Peninsula Health Services
MSrH	Mercy Senior Housing
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC	Olive Crest Treatment Centers
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
PCCD	Palomar Community College District
QVHN	Queen of the Valley Hospital of Napa
RMHF	Redwood Memorial Hospital of Fortuna
SAHS	SRM Alliance Hospital Services
SCADP	Southern California Alcohol & Drug Programs
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SFMH	St. Francis Memorial Hospital
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHosp	St. Jude Hospital

32          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SNVMMH	Sierra Nevada Memorial-Miners Hospital
SRMH	SRM Alliance Hospital Services
STTJCCD	Shasta-Tehama-Trinity Joint Community College District
TASC	Tobacco Settlement Asset-Backed Bonds
UCI	University of California Irvine
V.I.	United States Virgin Islands

33          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Limited Term California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and

34          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

35          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

36          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes California	$—	$460,043,769	$—	$460,043,769
U.S. Possessions	—	93,273,918	873,511	94,147,429

Total Assets	$—	$553,317,687	$873,511	$554,191,198

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$(867,020)	$867,020

Total Assets	$(867,020)	$867,020

*Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual,

37          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term

38          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender

39          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $10,652,893 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,665,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2021 Trust[3]	11.400%	5/15/25	$3,987,893

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income

40          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,665,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$6,001,203
Sold securities	1,497,583

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. There were no securities not accruing interest at period end.

Information concerning securities not accruing interest at period end is as follows:

41          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Cost	$21,807,185
Market Value	$9,605,852
Market Value as % of Net Assets	1.69%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $10,545,640, representing 1.86% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the

42          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$564,701,002 [1]

Gross unrealized appreciation	$19,609,529
Gross unrealized depreciation	(36,737,355)

Net unrealized depreciation	$(17,127,826)

1. The Federal tax cost of securities does not include cost of $6,618,022, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 3.

43          OPPENHEIMER ROCHESTER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Limited Term California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/14/2016